Fees and Expenses - Optima Strategic Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired fund fees and expenses” are the indirect costs of investing in other investment companies. Acquired fund fees and expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Founders Class	Investor Class
Management fees	0.50%	0.50%
Distribution and/or Service (Rule 12b-1) fees	None	0.25%
Other expenses[1]	1.44%	1.44%
Dividend and interest expenses	0.70%	0.70%
All other expenses	0.74%	0.74%
Acquired fund fees and expenses[2]	0.04%	0.04%
Total annual fund operating expenses	1.98%	2.23%

1      “Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.

2      “Acquired fund fees and expenses” are the indirect costs of investing in other investment companies. Acquired fund fees and expenses are estimated for the current fiscal year. Actual expenses may differ from estimates.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Founders Class	$201	$621	$1,068	$2,306
Investor Class	$226	$697	$1,195	$2,565

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended August 31, 2025, the Predecessor Fund’s (defined below) portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none